SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Depreciation Rates) (Details)	Dec. 31, 2021
Buildings [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate, minimum	3.00%
Annual depreciation rate, maximum	4.00%
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate, minimum	10.00%
Annual depreciation rate, maximum	33.00%
Annual depreciation rate, mainly	10.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate, mainly	15.00%
Promotional displays [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate, minimum	15.00%
Annual depreciation rate, maximum	50.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate, minimum	6.00%
Annual depreciation rate, maximum	33.00%